Provision for Doubtful Debts (Tables)	12 Months Ended
Dec. 31, 2013
Provision for Doubtful Debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2013 comprises:

	December 31,	December 31,
	2013	2012
	(in thousands)
Opening provision	$5,047	$5,526
Amounts used during the year	(3,132)	(756)
Amounts provided during the year	1,368	382
Amounts released during the year	(135)	(105)
Closing provision	$3,148	$5,047